Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

        Future gross minimum lease payments receivable in relation to non-cancellable time charter agreements for vessels in operation as of June 30, 2018 are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early redelivery of the vessels by the charterers or any exercise of the charterers' options to extend the terms of the charters are not accounted for):

Period	June 30, 2018
Not later than one year	232,559
Later than one year and not later than three years	335,061
Later than three years and not later than five years	146,959
More than five years	80,234

Total	794,813

        In April and May 2017, GasLog LNG Services entered into agreements in relation to investments in certain of the Partnership and GasLog's vessels, with the aim of enhancing their operational performance. Commitments relating to these agreements for the Partnership are as follows:

Period	June 30, 2018
Not later than one year	3,114

Total	3,114

        Following the acquisition of (i) the Methane Rita Andrea and the Methane Jane Elizabeth and (ii) the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally, the Partnership, through its subsidiaries (i) GAS-sixteen Ltd. and GAS-seventeen Ltd. and (ii) GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd., respectively, is counter guarantor for the acquisition from BG Group plc of 83.33% of depot spares with an aggregate value of $6,000, of which $660 have been purchased and paid as of June 30, 2018 by GasLog. These spares are expected to be acquired before the end of the initial term of the charter party agreements.

        Additionally, in September 2017, GasLog LNG Services entered into maintenance agreements with Wartsila Greece S.A. in respect of two of the Partnership's LNG carriers. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.

        Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Partnership's vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the consolidated financial statements.